UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 60.4%
		BANKS - 2.4%
	10	Goldman Sachs Group, Inc.	$ 925

		DIVERSIFIED FINANCIAL SERVICES - 3.1%
	44	American Express Co.	1,210

		ENVIRONMENTAL CONTROL - 2.0%
	100	Darling International, Inc. *	754

		HEALTHCARE - SERVICES - 3.4%
	50	Birner Dental Management Services, Inc.	538
	20	WellPoint, Inc. *	777
			1,315
		INSURANCE - 10.0%
	1	Berkshire Hathaway, Inc. Cl. B *	3,840

		INTERNET - 5.5%
	50	Akamai Technologies, Inc. *	719
	175	Chordiant Software, Inc. *	581
	50	j2 Global Communications, Inc. *	806
			2,106
		OIL & GAS - 2.0%
	90	Harvest Natural Resources, Inc. *	764

		PIPELINES - 1.6%
	60	Crosstex Energy, Inc.	613

		REITS - 8.6%
	230	NorthStar Realty Finance Corp.	1,323
	195	Resource Capital Corp.	965
	400	Winthrop Realty Trust	1,024
			3,312
		RETAIL - 9.5%
	55	American Eagle Outfitters, Inc.	612
	110	Borders Group, Inc.	373
	450	dELia*s Inc. *	1,089
	70	RadioShack Corp.	886
	12	Sears Holding Corp. *	693
			3,653
		SOFTWARE - 3.3%
	10	Microstrategy, Inc. Cl. A *	394
	55	Versant Corp. *	879
			1,273
		TELECOMMUNICATIONS - 7.3%
	200	ACME Packet, Inc. *	948
	220	Airvana, Inc.*	966
	45	Neustar, Inc. Cl. A *	886
			2,800
Gratio Values Fund
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008 (Unaudited)
	Shares		Value
		TRANSPORTATION - 1.7%
	30	Teekay Corp.	$ 640

		TOTAL COMMON STOCKS (Cost $28,602)	23,205

		SHORT-TERM INVESTMENTS - 89.8%
	34,494	Dreyfus Institutional Reserves Money Fund, 2.33% **	34,494
		(Cost $34,494)

		TOTAL INVESTMENTS - 150.2 (Cost $63,096) (a)	$ 57,699
		LIABILITIES LESS OTHER ASSETS - (50.2%)	(19,297)
		NET ASSETS - 100.0%	$ 38,402

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 308
		Unrealized depreciation	(5,705)
		Net unrealized depreciation	$ (5,397)
	Cost for federal tax purposes is substantially the same.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including The Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of October 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 23,205	$ -
Level 2 - Other Significant Observable Prices	34,494	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 57,699	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/08